UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Export and Multinational Fund

November 30, 2013

1.810713.109

EXF-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.3%
Diversified Consumer Services - 0.8%
H&R Block, Inc.	587,600	$ 16,388
Media - 1.1%
CBS Corp. Class B	355,800	20,836
Specialty Retail - 4.6%
Ascena Retail Group, Inc. (a)	995,800	21,211
Express, Inc. (a)	1,192,907	29,357
Staples, Inc.	986,100	15,314
TJX Companies, Inc.	406,100	25,536
		91,418
Textiles, Apparel & Luxury Goods - 3.8%
G-III Apparel Group Ltd. (a)	344,980	20,785
NIKE, Inc. Class B	355,100	28,103
PVH Corp.	77,900	10,432
VF Corp.	71,700	16,819
		76,139
TOTAL CONSUMER DISCRETIONARY		204,781
CONSUMER STAPLES - 12.2%
Beverages - 3.4%
Dr. Pepper Snapple Group, Inc.	682,400	32,933
The Coca-Cola Co.	888,700	35,717
		68,650
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	353,400	23,664
Wal-Mart Stores, Inc.	64,300	5,209
		28,873
Food Products - 2.8%
Archer Daniels Midland Co.	798,100	32,124
Bunge Ltd.	301,600	24,164
		56,288
Household Products - 2.7%
Colgate-Palmolive Co.	268,600	17,677
Energizer Holdings, Inc.	320,900	35,411
		53,088
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.9%
British American Tobacco PLC sponsored ADR	175,200	$ 18,629
Lorillard, Inc.	370,300	19,007
		37,636
TOTAL CONSUMER STAPLES		244,535
ENERGY - 8.5%
Energy Equipment & Services - 1.0%
BW Offshore Ltd.	14,980,800	19,449
Oil, Gas & Consumable Fuels - 7.5%
Cabot Oil & Gas Corp.	400,600	13,801
Chevron Corp.	369,000	45,180
Noble Energy, Inc.	313,200	21,999
Northern Oil & Gas, Inc. (a)(d)	752,200	11,998
Range Resources Corp.	122,700	9,528
Suncor Energy, Inc.	1,054,500	36,159
The Williams Companies, Inc.	328,000	11,552
		150,217
TOTAL ENERGY		169,666
FINANCIALS - 15.4%
Capital Markets - 0.7%
State Street Corp.	183,000	13,288
Commercial Banks - 6.5%
M&T Bank Corp. (d)	363,700	41,956
U.S. Bancorp	1,270,200	49,817
Wells Fargo & Co.	883,000	38,870
		130,643
Diversified Financial Services - 4.3%
Bank of America Corp.	1,238,900	19,599
Citigroup, Inc.	628,400	33,255
JPMorgan Chase & Co.	570,700	32,655
		85,509
Insurance - 2.9%
ACE Ltd.	279,200	28,696
The Chubb Corp.	307,500	29,658
		58,354
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 1.0%
American Tower Corp.	265,700	$ 20,663
TOTAL FINANCIALS		308,457
HEALTH CARE - 14.3%
Biotechnology - 6.4%
Alexion Pharmaceuticals, Inc. (a)	84,900	10,570
Amgen, Inc.	206,400	23,546
Biogen Idec, Inc. (a)	71,300	20,746
BioMarin Pharmaceutical, Inc. (a)	165,800	11,669
Gilead Sciences, Inc. (a)	328,900	24,605
Infinity Pharmaceuticals, Inc. (a)	438,645	6,409
Theravance, Inc. (a)(d)	416,048	15,710
United Therapeutics Corp. (a)	152,300	14,059
		127,314
Health Care Providers & Services - 0.9%
MEDNAX, Inc. (a)	162,400	17,994
Pharmaceuticals - 7.0%
Actavis PLC (a)	119,500	19,487
Cadence Pharmaceuticals, Inc. (a)	1,367,116	12,331
Perrigo Co.	80,700	12,580
Pfizer, Inc.	1,775,000	56,321
Sanofi SA sponsored ADR	542,300	28,650
Valeant Pharmaceuticals International, Inc. (Canada) (a)	94,800	10,216
		139,585
TOTAL HEALTH CARE		284,893
INDUSTRIALS - 9.0%
Aerospace & Defense - 1.5%
United Technologies Corp.	265,400	29,422
Airlines - 0.7%
Copa Holdings SA Class A	90,300	13,673
Electrical Equipment - 0.8%
AMETEK, Inc.	313,900	15,450
Industrial Conglomerates - 2.8%
Danaher Corp.	556,800	41,649
General Electric Co.	584,000	15,569
		57,218
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 2.1%
Dun & Bradstreet Corp.	277,200	$ 32,391
Towers Watson & Co.	85,800	9,661
		42,052
Road & Rail - 1.1%
Canadian Pacific Railway Ltd.	143,200	21,827
TOTAL INDUSTRIALS		179,642
INFORMATION TECHNOLOGY - 20.4%
Communications Equipment - 1.0%
Cisco Systems, Inc.	925,200	19,661
Computers & Peripherals - 4.7%
Apple, Inc.	95,100	52,882
EMC Corp.	1,754,400	41,842
		94,724
Internet Software & Services - 4.1%
Demandware, Inc. (a)	195,508	11,079
E2open, Inc. (a)	394,775	8,796
Google, Inc. Class A (a)	57,500	60,931
		80,806
IT Services - 5.6%
Amdocs Ltd.	749,900	30,341
Fidelity National Information Services, Inc.	888,700	45,039
Total System Services, Inc.	1,018,000	31,609
Virtusa Corp. (a)	124,607	4,397
		111,386
Semiconductors & Semiconductor Equipment - 1.1%
Altera Corp.	320,300	10,330
Broadcom Corp. Class A	434,300	11,591
		21,921
Software - 3.9%
Guidewire Software, Inc. (a)	204,800	9,775
Microsoft Corp.	1,187,500	45,279
Oracle Corp.	655,400	23,129
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Trion World Network, Inc.:
warrants 8/10/17 (a)(e)	28,652	$ 0*
warrants 10/3/18 (a)(e)	41,940	0*
		78,183
TOTAL INFORMATION TECHNOLOGY		406,681
MATERIALS - 4.2%
Chemicals - 1.8%
Intrepid Potash, Inc. (d)	607,600	9,387
Monsanto Co.	244,200	27,675
		37,062
Metals & Mining - 2.4%
Turquoise Hill Resources Ltd. (a)(d)	11,651,140	47,609
TOTAL MATERIALS		84,671
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.1%
Jazztel PLC (a)	188,600	1,983
Wireless Telecommunication Services - 1.9%
Vodafone Group PLC sponsored ADR	1,042,800	38,677
TOTAL TELECOMMUNICATION SERVICES		40,660
UTILITIES - 1.9%
Electric Utilities - 0.9%
Northeast Utilities	469,900	19,303
Multi-Utilities - 1.0%
Sempra Energy	219,200	19,386
TOTAL UTILITIES		38,689
TOTAL COMMON STOCKS (Cost $1,540,661)		1,962,675
Convertible Preferred Stocks - 0.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Glam Media, Inc. Series M-1, 8.00% (a)(e)	427,303	$ 2,184
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Trion World Network, Inc.:
8.00% (a)(e)	76,875	139
Series C, 8.00% (a)(e)	910,747	1,648
Series C-1, 8.00% (a)(e)	71,630	130
		1,917
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,861)		4,101
Corporate Bonds - 0.1%
	Principal Amount (000s)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/15 pay-in-kind (e)	$ 260	260
Nonconvertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Glam Media, Inc. 9% 12/2/13 (e)	937	937
TOTAL CORPORATE BONDS (Cost $1,197)		1,197
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.02% 1/2/14 (Cost $10)	10	10
Money Market Funds - 6.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	30,350,121	$ 30,350
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	90,707,799	90,708
TOTAL MONEY MARKET FUNDS (Cost $121,058)		121,058
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $1,677,787)		2,089,041
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(90,700)
NET ASSETS - 100%		$ 1,998,341
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,297,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Glam Media, Inc. Series M-1, 8.00%	3/19/08	$ 7,813
Glam Media, Inc. 9% 12/2/13	12/2/11	$ 937
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc. warrants 10/3/18	10/10/13	$ 0*
Trion World Network, Inc. 8.00%	3/20/13	$ 404
Security	Acquisition Date	Acquisition Cost (000s)
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 5,001
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 393
Trion World Network, Inc. 15% 10/10/15 pay-in-kind	10/10/13	$ 260

* Amount represents less than $1,000.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 12
Fidelity Securities Lending Cash Central Fund	47
Total	$ 59
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 206,965	$ 204,781	$ -	$ 2,184
Consumer Staples	244,535	244,535	-	-
Energy	169,666	169,666	-	-
Financials	308,457	308,457	-	-
Health Care	284,893	284,893	-	-
Industrials	179,642	179,642	-	-
Information Technology	408,598	406,681	-	1,917
Materials	84,671	84,671	-	-
Telecommunication Services	40,660	40,660	-	-
Utilities	38,689	38,689	-	-
Corporate Bonds	1,197	-	-	1,197
U.S. Government and Government Agency Obligations	10	-	10	-
Money Market Funds	121,058	121,058	-	-
Total Investments in Securities:	$ 2,089,041	$ 2,083,733	$ 10	$ 5,298
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $1,683,576,000. Net unrealized appreciation aggregated $405,465,000, of which $461,367,000 related to appreciated investment securities and $55,902,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2014